FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	$ 2,635,130	$ 3,143,538
Other financial assets, not current	10,677,304	12,506,552
Other financial liabilities , current	12,336,329	7,491,888
Level 1 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [Member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	26,025	32,782
Level 1 of fair value hierarchy [Member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	26,025	32,782
Level 1 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	1,637	366
Level 2 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	5,671	5,671
Level 2 of fair value hierarchy [Member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 2 of fair value hierarchy [Member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 2 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	24,830	3,731
Level 3 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [Member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 3 of fair value hierarchy [Member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 3 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Fair Value Of Fuel Price Derivatives [Member] | Level 1 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Fair Value Of Fuel Price Derivatives [Member] | Level 2 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	17,641	1,296
Fair Value Of Fuel Price Derivatives [Member] | Level 3 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Private investment funds [Member] | Level 1 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	347	348
Private investment funds [Member] | Level 2 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Private investment funds [Member] | Level 3 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Certificates of Deposits [Member] | Level 1 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Certificates of Deposits [Member] | Level 2 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	7,189	2,435
Certificates of Deposits [Member] | Level 3 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Domestic And Foreign Bonds [Member] | Level 1 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	1,290	18
Domestic And Foreign Bonds [Member] | Level 2 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Domestic And Foreign Bonds [Member] | Level 3 of fair value hierarchy [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Fair value of foreign currency derivatives [Member] | Level 1 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Fair value of foreign currency derivatives [Member] | Level 2 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,734	2,734
Fair value of foreign currency derivatives [Member] | Level 3 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Currency derivative not registered as hedge accounting [Member] | Level 1 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Currency derivative not registered as hedge accounting [Member] | Level 2 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,937	2,937
Currency derivative not registered as hedge accounting [Member] | Level 3 of fair value hierarchy [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
At fair value [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	5,671	5,671
At fair value [Member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	26,025	32,782
At fair value [Member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	26,025	32,782
At fair value [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	26,467	4,097
At fair value [Member] | Fair Value Of Fuel Price Derivatives [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	17,641	1,296
At fair value [Member] | Private investment funds [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	347	348
At fair value [Member] | Certificates of Deposits [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	7,189	2,435
At fair value [Member] | Domestic And Foreign Bonds [Member] | Other financial assets, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	1,290	18
At fair value [Member] | Fair value of foreign currency derivatives [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,734	2,734
At fair value [Member] | Currency derivative not registered as hedge accounting [Member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	$ 2,937	$ 2,937